Northern Lights Fund Trust

     Altegris Fixed Income Long Short Fund

Incorporated herein by reference is the definitive version of the supplement for Altegris Fixed Income Long Short Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 26, 2014, (SEC Accession No. 0000910472-14-003620).